SUPPLEMENTAL CASH FLOW INFORMATION - Disclosure of detailed information about non-cash working capital items (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash Flow Information [Abstract]
Change in other assets	$ (26,203)	$ (329,382)
Change in accrued interest	(73,639)	0
Change in accounts payable and accrued liabilities related to operations	(217,553)	(140,819)
CHANGE IN NON-CASH WORKING CAPITAL ITEMS	$ (264,989)	$ (188,509)